FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5 — FAIR VALUE MEASUREMENTS

The Company’s financial assets that are measured at fair value as of March 31, 2026 and December 31, 2025 are classified in the tables below in one of the three categories described in “Fair value measurement (k)” in “Note 2 - Significant Accounting Policies” above:

	March 31, 2026
(in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$24,631	$—	$—	$24,631
Marketable securities	—	297	—	297
Total assets	$24,631	$297	$—	$24,928

	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$23,133	$894	$—	$24,027
Marketable securities	—	4,981	—	4,981
Total assets	$23,133	$5,875	$—	$29,008

Other financial instruments consist of trade receivables, trade payables and accrued expenses. The fair value of these financial instruments approximates their carrying values due to their short-term nature. In determining the fair value of its Level 2 investments, the Company relied on quoted prices for identical securities in markets that are not active. These quoted prices were obtained by the Company with the assistance of a third-party pricing service based on available trade, bid and other observable market data for identical securities.

NOTE 5 — FAIR VALUE MEASUREMENTS

The Company’s financial assets that are measured at fair value as of December 31, 2025 and 2024 are classified in the tables below in one of the three categories described in “Note 2(o)—Fair value measurement” above:

	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$23,133	$894	$—	$24,027
Marketable securities	—	4,981	—	4,981
Total assets	$23,133	$5,875	$—	$29,008

	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$19,926	$—	$—	$19,926
Marketable securities	—	41,590	—	41,590
Total assets	$19,926	$41,590	$—	$61,516

Other financial instruments consist of trade receivables, trade payables and accrued expenses. The fair value of these financial instruments approximates their carrying values due to their short-term nature. In determining the fair value of its Level 2 investments, the Company relied on quoted prices for identical securities in markets that are not active. These quoted prices were obtained by the Company with the assistance of a third-party pricing service based on available trade, bid and other observable market data for identical securities.